Earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) for the computation of basic EPS	$ 3,136,091	$ (726,041)	$ 1,000,507
Weighted average ordinary shares outstanding - basic (in shares)	224,216,801	240,486,849	146,421,188
Basic EPS (in USD per share)	$ 13.99	$ (3.02)	$ 6.83
Weighted average ordinary shares outstanding - diluted (in shares)	227,656,343	240,486,849	149,005,981
Diluted EPS (in USD per share)	$ 13.78	$ (3.02)	$ 6.71